Goodwill and Other Intangibles - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill impairment charge		$ 0	$ 585	$ 0
Intangible assets, current	$ 500	500
Other intangible asset impairment charges		0
Amortization expense		120	105	$ 112
Estimated amortization expense next year	114	114
Estimated amortization expense in two years	99	99
Estimated amortization expense in three years	80	80
Estimated amortization expense in four years	58	58
Estimated amortization expense in five years	43	$ 43
Dealer Networks
Goodwill [Line Items]
Other intangible asset impairment charges			27
Agriculture
Goodwill [Line Items]
Goodwill, period increase	1,300
Goodwill impairment charge			0
Other intangible asset impairment charges			65
Construction
Goodwill [Line Items]
Goodwill, period increase	$ 51
Goodwill impairment charge			585
Other Reporting Units
Goodwill [Line Items]
Goodwill impairment charge			$ 0